CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  June 30, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:             First Trust Exchange-Traded Fund II
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 110 and under the Investment Company Act of 1940, as amended, Amendment No. 113 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust NASDAQ(R) CEA Cybersecurity ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                Morrison C. Warren


Enclosures